Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 25,564,351	$ 3,522,450
Prepaid expenses	178,158	10,325
Deferred financing costs, net of accumulated amortization of $0 and $69,546 respectively		78,724
Total current assets	25,742,509	3,611,499
Fixed assets, net of accumulated depreciation of $2,230 and $373, respectively	9,841	8,498
Other assets	12,100	12,100
Total assets	25,764,450	3,632,097
Current liabilities:
Accounts payable	746,098	180,319
Accrued expenses	382,023	438,658
Note payable	58,357
Derivative liabilities	25,586,933	20,103,425
Subordinated promissory notes payable, net of debt discount of $0 and $141,049, respectively		758,951
Total current liabilities	26,773,411	21,481,353
Long-term liability - accrued expense	100,000	100,000
Total liabilities	26,873,411	21,581,353
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.001 par value, 500,000,000 shares authorized, 40,294,217 and 4,958,778 shares issued and outstanding, respectively	40,294	4,959
Additional paid-in capital	54,166,055	16,014,840
Accumulated deficit	(55,318,647)	(33,982,659)
Total stockholders' deficit	(1,108,961)	(17,949,256)
Total liabilities and stockholders' deficit	25,764,450	3,632,097
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock,Value		13,604
Class A convertible preferred stock [Member]
Stockholders' deficit:
Preferred stock,Value	$ 3,337